Preferred Securities Fund (Prospectus Summary): | Preferred Securities Fund
PREFERRED SECURITIES FUND

Supplement dated January 31, 2012
to the Class J Prospectus
for Principal Funds, Inc.
dated December 30, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PREFERRED SECURITIES FUND

On page 6, delete the Annual Fund Operating Expenses table and substitute:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) For the period ended August 31, 2011
Annual Fund Operating Expenses		Class J Preferred Securities Fund
Management Fees		0.71%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses	[1]	0.34%
Total Annual Fund Operating Expenses		1.50%
Fee Waiver	[2]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver		1.30%
[1]	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
[2]	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through December 31, 2012. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

On page 6, delete the Example tables and substitute:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class J Preferred Securities Fund	232	454	800	1,773

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class J Preferred Securities Fund	132	454	800	1,773